Significant Accounting Policies - Non-Traded Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non Traded Investments (Textual) [Abstract]
Carrying amount of the investments, included in other assets	$ 193,413	$ 189,484	$ 223,935
Liability for estimated future capital contributions to the investments	$ 178,584	$ 172,899	$ 198,776